Real Estate Properties (Details) - Schedule of detailed information about the real estate investments - USD ($)		12 Months Ended
		Dec. 31, 2021	Mar. 31, 2008
Real Estate Properties [Line Items]
Name of Property			Total
Purchase Price			$ 15,917
Capitalization of costs			349
Total			$ 16,266
Debt net		$ 9,861
Maple Farms [Member]
Real Estate Properties [Line Items]
Name of Property			Maple Farms
Ownership Percentage in the Property			25.50%
Profit Participation Percentage	[1]		47.5% right to profits
Status / Stage			Planning
Acquisition Date			12/17/2021
Purchase Price			$ 10,015
Capitalization of costs			273
Total			$ 10,288
Debt net		3,091
Pecan Ranch West [Member]
Real Estate Properties [Line Items]
Name of Property			Pecan Ranch West
Ownership Percentage in the Property			100.00%
Profit Participation Percentage	[1]		100%
Status / Stage			Planning
Acquisition Date			11/15/2021
Purchase Price			$ 1,596
Capitalization of costs			47
Total			$ 1,643
Debt net		1,980
Pecan Ranch North [Member]
Real Estate Properties [Line Items]
Name of Property			Pecan Ranch North
Ownership Percentage in the Property			100.00%
Profit Participation Percentage	[1]		100%
Status / Stage			Planning
Acquisition Date			12/10/2021
Purchase Price			$ 2,855
Capitalization of costs			12
Total			$ 2,867
Debt net		2,925
Pecan Ranch Square [Member]
Real Estate Properties [Line Items]
Name of Property			Pecan Ranch Square
Ownership Percentage in the Property			100.00%
Profit Participation Percentage	[1]		100%
Status / Stage			Planning
Acquisition Date			12/10/2021
Purchase Price			$ 917
Capitalization of costs			11
Total			$ 928
Debt net		1,136
Maple Grove Square [Member]
Real Estate Properties [Line Items]
Name of Property			Maple Grove Square
Ownership Percentage in the Property			100.00%
Profit Participation Percentage	[1]		100%
Status / Stage			Planning
Acquisition Date			12/8/2021
Purchase Price			$ 534
Capitalization of costs			6
Total			$ 540
Debt net		$ 729

[1]	The Promote Allocation is an added percentage linked to the profitability of each project and is determined according to the waterfall distribution terms in the relevant operating agreement. The calculated percentage is subject to change based on the property’s profitability.